ACQUISITIONS (Details)	Mar. 31, 2019 CAD ($)
Asset fair value
Disclosure of Acquisitions [Line Items]
3 Natural Product Numbers	$ 90,000
Plant and Equipment	102,824
Health Canada NHP Site License	150,000
Total	342,824
Relative fair value
Disclosure of Acquisitions [Line Items]
3 Natural Product Numbers	89,259
Plant and Equipment	101,976
Health Canada NHP Site License	148,765
Total	$ 340,000